UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septmeber 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greywolf Capital Management LP
Address:   4 Manhattanville Road, Suite 201
           Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Savitz
Title:    Senior Managing Member
Phone:    (914) 251-8200

Signature, Place, and Date of Signing:


/s/ Jonathan Savitz                 Purchase, New York        November 14, 2012
-------------------
Jonathan Savitz

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       10

Form 13F Information Table Value Total:       $182,559
                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-11776                 Greywolf Advisors LLC

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/     SH/   PUT/   INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP   (x$1000)   PRN AMT     PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
--------------             --------------       -----    -------   -------     ---   -----  -------  --------    ----   ------  ----
DELPHI AUTOMOTIVE PLC         SHS                G27823106   77,694   2,506,252   SH           OTHER     1       2,506,252
FORD MTR CO DEL               *W EXP 01/01/201   345370134    3,448   3,347,100   SH           OTHER     1       3,347,100
GOLD RESV INC                 NOTE 5.500% 6/1    38068NAB4    8,556   9,835,000   PRN          OTHER     1       9,835,000
K V PHARMACEUTICAL CO         NOTE 2.500% 5/1    482740AC1      217   7,220,000   PRN          OTHER     1       7,220,000
NORDION INC                   COM                65563C105   20,614   3,053,900   SH           OTHER     1       3,053,900
PRIMUS TELECOMMUNICATIONS GR  COM                741929301    2,165     141,782   SH           OTHER     1         141,782
RUBICON MINERALS CORP         COM                780911103   18,652   4,969,300   SH           OTHER     1       4,969,300
TARO PHARMACEUTICAL INDS LTD  SHS                M8737E108    3,431      75,102   SH           OTHER     1          75,102
SHAW GROUP INC                COM                820280105   23,773     545,000   SH           OTHER     1         545,000
TRONOX LTD                    SHS CL A           Q9235V101   24,009   1,060,000   SH           OTHER     1       1,060,000